Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FIRSTHAND FUNDS
Entity Central Index Key	0000917124
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032051
Shareholder Report [Line Items]
Fund Name	Firsthand Technology Opportunities Fund
Class Name	Firsthand Technology Opportunities Fund
Trading Symbol	TEFQX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$96	1.85%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%
AssetsNet	$ 51,449,869
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 335,360
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$51,449,869 # of Portfolio Holdings30 Portfolio Turnover Rate29% Investment Advisory Fees Paid$335,360
Holdings [Text Block]

Industry Weightings

Table Summary
Value	Value
Net Cash	6.3
Other Industries	3.3
Telecommunications	2.7
Financial	3.1
Electric	4.1
Communications	5.2
Software	6.1
Electronics	7.7
Industrials	8.8
Semiconductors	9.3
Defense & Aerospace	20.9
Internet	22.5

Market Cap Weightings

(% of Net Assets)

Table Summary
Value	Value
Giant Cap (More than $25B)	47.9%
Large Cap ($5-$25B)	31.4%
Mid Cap ($1-$5B)	11.3%
Small Cap ($250M - $1B)	1.1%
Micro Cap (less than $250M)	2.0%
Net Cash	6.3%

Country Weightings

Table Summary
Value	Value
Netherlands	4.5
United States	95.5

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Roku, Inc.	16.1%
Rocket Lab Corp.	11.9%
Bloom Energy Corp.	8.8%
Coherent Corp.	7.7%
Viasat, Inc.	5.2%
ASM International N.V.	4.5%
Oklo, Inc.	4.1%
Broadcom, Inc.	3.7%
Palantir Technologies, Inc.	3.0%
Robinhood Markets, Inc.	2.9%

C000052080
Shareholder Report [Line Items]
Fund Name	Firsthand Alternative Energy Fund
Class Name	Firsthand Alternative Energy Fund
Trading Symbol	ALTEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$128	1.98%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.98%
AssetsNet	$ 14,641,450
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 97,582
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$14,641,450 # of Portfolio Holdings40 Portfolio Turnover Rate8% Investment Advisory Fees Paid$97,582
Holdings [Text Block]

Industry Weightings

Table Summary
Value	Value
Net Cash	-3.8
Other Industries	1.6
Building Materials	2.0
Oil&Gas	2.7
Pipelines	4.1
Electronics	7.1
Electric	8.7
Commercial Services	10.3
Telecommunications	11.3
Energy	12.7
Semiconductors	14.7
Industrials	28.6

Market Cap Weightings

(% of Net Assets)

Table Summary
Value	Value
Giant Cap (More than $25B)	74.0%
Large Cap ($5-$25B)	21.2%
Mid Cap ($1-$5B)	6.0%
Small Cap ($250M - $1B)	1.5%
Micro Cap (less than $250M)	1.1%
Net Cash	-3.8%

Country Weightings

Table Summary
Value	Value
Spain	0.1
Japan	1.2
Ireland	1.5
France	2.7
Denmark	2.8
Netherlands	3.5
Switzerland	5.4
United States	82.8

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Table Summary
Bloom Energy Corp.	20.7%
Corning, Inc.	11.3%
Quanta Services, Inc.	10.3%
Oklo, Inc.	7.1%
ABB, Ltd. - SP	5.2%
Axcelis Technologies, Inc.	5.2%
Enphase Energy, Inc.	4.4%
The Williams Cos., Inc.	4.1%
ON Semiconductor Corp.	3.9%
GE Vernova, Inc.	3.2%